RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				12 Months Ended
	Dec. 16, 2025	Aug. 26, 2025	Jan. 26, 2022	Dec. 31, 2025	Dec. 31, 2024	Feb. 02, 2024	Dec. 01, 2020
Related Party Transaction [Line Items]
Paid-in-kind interest				$ 79,275	$ 81,072
Accrued Interest payable				3,620,514	3,128,768
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Repayment of related party debt	$ 75,000	$ 50,000	$ 40,000
Outstanding notes balance				1,492,000	1,617,000
Accrued expense						$ 90,000
Paid-in-kind interest				79,275	81,072
Chief Executive Officer [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Loans received							$ 1,657,000
Loans interest percentage							3.00%
Related Party [Member]
Related Party Transaction [Line Items]
Accrued Interest payable				3,620,514	3,128,768
Accounts payable - related party				303,321	296,154
Accrued expenses - related party				4,407,098	3,958,264
Accounts payable and accrued expenses - related party				8,330,933	7,383,186
Royalty agreement payable - related party				65,292	65,292
Related Party [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts payable - related party				303,321	296,154
Senior Staff [Member]
Related Party Transaction [Line Items]
Accrued expenses - related party				$ 4,407,098	$ 3,958,264